UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

                             TEMPLETON INCOME TRUST
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

         Registrant's telephone number, including area code: (954) 527-7500
                                                              -------------

Date of fiscal year end:  8/31
                          ----

Date of reporting period: 2/28/07
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.




                                [GRAPHIC OMITTED]

                                                FEBRUARY 28, 2007
--------------------------------------------------------------------------------

                                              A series of Templeton Income Trust

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER                INCOME
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
               TEMPLETON
            GLOBAL BOND FUND                          Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Global Bond Fund ................................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   11

Financial Highlights and Statement of Investments .........................   13

Financial Statements ......................................................   22

Notes to Financial Statements .............................................   25

Shareholder Information ...................................................   35

--------------------------------------------------------------------------------
Semiannual Report

Templeton Global Bond Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 2/28/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Government Bonds .....................................  81.4%
Short-Term Investments & Other Net Assets ............  18.6%

--------------------------------------------------------------------------------

We are pleased to bring you Templeton Global Bond Fund's semiannual report for the period ended February 28, 2007.

PERFORMANCE OVERVIEW

For the six months under review, Templeton Global Bond Fund - Class A posted a +5.45% cumulative total return. The Fund outperformed its benchmark, the Citigroup World Government Bond Index (WGBI), which posted cumulative total returns of +1.33% in local currency terms and +2.46% in U.S. dollar terms for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

1. Source: Citigroup. The Citigroup WGBI is market capitalization weighted and tracks total returns of government bonds in 22 developed countries globally. Local bond market returns are from country subindexes of the Citigroup WGBI. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                           Semiannual Report | 3

--------------------------------------------------------------------------------
WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------
A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------
Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.
--------------------------------------------------------------------------------

ECONOMIC AND MARKET OVERVIEW

For the six months under review, global economies seemed resilient in the face of moderating U.S. economic conditions. In general, lower energy and commodity prices curbed inflation despite improved global growth rates and strong labor markets. Oil prices fell 19% from a high of $77 per barrel in July to about $62 per barrel at period-end, alleviating some of the pressure on oil importing countries. In the U.S., the trade deficit narrowed to $59 billion by January 2007 from $69 billion in August 2006. However, the magnitude of the adjustment was small compared with the overall size of the current account deficit, which was 5.8% of U.S. gross domestic product (GDP) in the fourth quarter of 2006, and continued to be heavily dependent on foreign inflows for financing. 2 Lower oil prices and an improved labor market also supported consumption growth, offsetting some of the weakness in the U.S. housing market. For 2006, U.S. GDP grew 3.3%, which was in line with its historical average. Underlying inflation pressures in the U.S. remained relatively high and the U.S. Federal Reserve Board left the federal funds target rate unchanged at 5.25% throughout the reporting period.

In Japan, structural economic improvement was most evident in the upward inflation trend, which in 2006, turned positive on a yearly basis for the first time since 1998. The Bank of Japan raised interest rates for the second time since ending its zero interest rate policy last year. Although Japan's GDP growth rate has been relatively volatile, the economy grew at a faster-than-average pace of 2.3% in 2006, increasingly supported by a revival in private consumption. 3 Other Asian economies also remained strong in the fourth quarter of 2006, with growth in Singapore of 7.9%, Indonesia 6.1% and Malaysia 5.7%. 4 Increased intra-regional trade remained an important growth driver, and China continued to be an important source of demand for Asia's exports of goods and services. While China allowed limited currency appreciation, it continued to accumulate international reserves that exceeded $1 trillion in the reporting period, adding $162. 9 billion during the last four months of 2006. 5 The yuan rose 2.7% for the six months under review. 6

Supported by investment growth and external demand from Asia and other parts of Europe, Euro-zone economic growth notably accelerated, increasing 2.7% in 2006 from 1.5% in 2005. 7 Private consumption trends were more dynamic than in prior years, but weak real wage growth remained an impediment to stronger consumer spending. Labor markets improved and the

2.    Source: U.S. Bureau of Economic Analysis.

3.    Source: Economic and Social Research Institute (Japan).

4. Sources: Singapore Department of Statistics; BPS (Statistics Indonesia); Department of Statistics Malaysia.

5.    Source: The People's Bank of China.

6.    Source: Exshare via Compustat.

7.    Source: Eurostat.


4 | Semiannual Report
unemployment rate dropped from 8.8% in early 2005 to 7.5% by the end of 2006. 7 The European Central Bank tightened its monetary policy, hiking interest rates 50 basis points (100 basis points equal one percentage point) to 3.50%. 7 Among non-euro European countries, economic growth was even better. In the fourth quarter of 2006, GDP growth in Slovakia was 9.6%, Poland 6.4%, Sweden 4.9% and Norway 4.5%. 7 Growth among these countries was broad based while inflation remained low, supported by lower energy prices and improved productivity growth. Despite low inflation, rapidly narrowing excess capacity led Norway and Sweden to hike rates 75 basis points each.

INVESTMENT STRATEGY

We invest selectively in bonds around the world to generate income for the Fund, seeking opportunities while monitoring various factors including changes in interest rates, currency exchange rates and credit risks.

MANAGER'S DISCUSSION

The Fund's total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

INTEREST RATE STRATEGY

During the six months under review, the overall duration of the Fund's portfolio remained relatively short amid a backdrop of strong global growth rates and inflation and valuation concerns. However, we continued to find select interest rate opportunities determined by country-specific factors. For example, Indonesian bond market strength was driven primarily by a 250 basis point interest rate reduction during the period. The Fund benefited from its investments in domestic Indonesian bonds, which rose +13.19% in local currency terms, as measured by the HSBC Asian Local Bond Index (ALBI). 9 In Brazil, improving inflation and credit fundamentals allowed the central bank to reduce interest rates 125 basis points and supported local currency returns of +20.32% in the JP Morgan (JPM) Global Bond Index-Emerging Markets (GBI-EM). 10 Brazilian inflation declined from 8% in mid-2005 to 3% at period-end. 11 Brazilian real interest rates were high over the period and disinflation allowed the central bank to lower nominal rates to boost relatively

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/28/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Asia                                                                       31.2%
Americas                                                                   24.8%
Non-EMU Europe                                                             23.2%
Middle East & Africa                                                        7.5%
EMU Members*                                                                6.1%
Supranationals**                                                            4.8%
Other Assets, less Liabilites                                               2.4%

* The Fund's EMU investments were in Austria, Finland, France, Germany, Greece, Italy and Netherlands.

** The Fund's supranational investments were denominated in the Japanese yen, Swedish krona and New Zealand dollar.

8. Sources: Statistical Office of the Slovak Republic; Statistics Sweden; Statistics Norway.

9. Source: Standard & Poor's Micropal. The HSBC ALBI tracks total return performance of a bond portfolio, which consists of local currency-denominated, high quality and liquid bonds in Asia ex-Japan. Local bond market returns are from country subindexes of the HSBC ALBI.

10. Source: J.P. Morgan. The JPM GBI-EM tracks total returns for liquid, fixed-rate, domestic currency emerging market government bonds. Local bond market returns are from country subindexes of the JPM GBI-EM.

11.   Source: IBGE (Brazil Institute of Geography and Statistics).


                                                           Semiannual Report | 5
slow aggregate growth. Consistent with our investment strategy, the Fund can invest across a wide spectrum of local bond markets and protect against currency risk.

CURRENCY STRATEGY

Global imbalances resulted in strong relative consumption growth and a large U.S. current account deficit, as well as low domestic demand and current account surpluses in Asia. Based on our view that these imbalances could gradually unwind over the medium term, we continued to position the portfolio for a weak U.S. dollar through a basket of Asian currencies. Over the period, the yen has taken on a greater role in the Fund's currency exposure and is now the single largest currency represented among a diversified portfolio despite an underweighted allocation compared with the Citigroup WGBI Index. Japan's relatively low interest rate environment worked against the yen as it weakened 1.01% against the U.S. dollar during the review period. 6 However, we continued to find yen valuations attractive and see room for the difference between Japan's interest rates and those of other major economies to narrow as the nation's structural improvements continue to take hold. The Fund also maintained diversified exposure across several other Asian currencies. Among those other currencies, the Thai baht rose 10.72% against the U.S. dollar, despite investor uncertainty over capital controls instituted under the new government that came to power by a coup in the fall of 2006. 6 Additionally, the Malaysian ringgit appreciated 5.08% against the U.S. dollar and the South Korean won rose
2.10%. 6

European currencies had mixed performance over the period. Although the Fund had limited direct exposure to the euro, it was positioned to benefit from euro appreciation through its investments in non-euro European currencies, which are sensitive to euro movements. This strategy worked well for the Fund as central European currencies outperformed the euro's 3.20% rise during the review period. 6 The Slovak koruna appreciated 12.95% as the nation's prospects improved for joining the European Union (EU) in 2009. 6 Additionally, Romania's successful entrance into the EU at the beginning of 2007 helped boost its currency 7.12%. 6 The Fund benefited from its exposure to the Polish zloty, which appreciated 4.14%, while Scandinavian currencies lagged, with the Norwegian krone and Swedish krona rising 3.09% and 2.63%. 6


6 | Semiannual Report

The U.S. dollar rose 0.34% against its major trading partners, largely due to 5.36% depreciation of the Canadian dollar, which detracted from the Fund's relative performance. 6 However, we continued to find the Canadian dollar attractive given its low valuation and Canada's economic strength. For example, Canada's unemployment rate dropped to a 30-year low of 6.1% in February 2007, and it is the only major developed nation to run both a fiscal surplus and a current account surplus. 12

GLOBAL SOVEREIGN DEBT STRATEGY

The Fund also invested in investment-grade and sub investment-grade sovereign debt that as an asset class typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury curves. Despite rising U.S. interest rates, U.S. dollar-denominated emerging market debt generated a strong six-month return of +5.88% as measured by the JPM Emerging Markets Bond Index Global (EMBIG). 13 Sovereign interest rate spreads declined from 197 basis points at the beginning of the reporting period to 187 basis points by period-end. 14 Regionally, Latin American sovereign debt returned +6.20%, Asian +7.22%, central and eastern European +4.77%, Middle Eastern +4.29% and African +4.18%. 13

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]     /s/ Michael Hasenstab

                    Michael Hasenstab, Ph.D.
                    Portfolio Manager
                    Templeton Global Bond Fund

CURRENCY BREAKDOWN*
Based on Total Net Assets as of 2/28/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Japanese Yen                                                               12.6%
Swedish Krona                                                              10.6%
South Korean Won                                                            8.8%
Polish Zloty                                                                7.3%
Indonesian Rupiah                                                           7.3%
Egyptian Pound                                                              5.9%
Brazilian Real                                                              5.7%
Thailand Baht                                                               5.1%
Canadian Dollar                                                             4.9%
Indian Rupee                                                                4.5%
Malaysian Ringgit                                                           4.4%
Norwegian Krone                                                             4.2%
U.S. Dollar                                                                 4.2%
Singapore Dollar                                                            2.8%
Kazakhstan Tenge                                                            2.5%
Other                                                                       9.2%

12.   Source: Statistics Canada.

13. Source: J.P. Morgan. The JPM EMBIG tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

14.   Source: J.P. Morgan Government Bond Index Monitor.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 2/28/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------
CLASS A (SYMBOL: TPINX)                         CHANGE      2/28/07    8/31/06
-------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.21       $10.99     $10.78
-------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-2/28/07)
-------------------------------------------------------------------------------
Dividend Income                      $0.3619
-------------------------------------------------------------------------------
Long-Term Capital Gain               $0.0082
-------------------------------------------------------------------------------
TOTAL                                $0.3701
-------------------------------------------------------------------------------
CLASS C (SYMBOL: TEGBX)                         CHANGE      2/28/07    8/31/06
-------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.21       $11.00     $10.79
-------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-2/28/07)
-------------------------------------------------------------------------------
Dividend Income                      $0.3403
-------------------------------------------------------------------------------
Long-Term Capital Gain               $0.0082
-------------------------------------------------------------------------------
TOTAL                                $0.3485
-------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: TGBAX)                   CHANGE      2/28/07    8/31/06
-------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.21       $10.96     $10.75
-------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/06-2/28/07)
-------------------------------------------------------------------------------
Dividend Income                      $0.3754
-------------------------------------------------------------------------------
Long-Term Capital Gain               $0.0082
-------------------------------------------------------------------------------
TOTAL                                $0.3836
-------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------
CLASS A                                   6-MONTH       1-YEAR        5-YEAR     10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                  +5.45%       +9.67%       +80.90%    +104.60%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2              +0.95%       +5.02%       +11.60%      +6.96%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,095      $10,502       $17,313     $19,594
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                      +7.06%       +11.94%      +7.22%
-----------------------------------------------------------------------------------------
Total Annual Operating Expenses 5             1.03%
-----------------------------------------------------------------------------------------
CLASS C                                   6-MONTH       1-YEAR        5-YEAR     10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                  +5.24%       +9.23%       +77.28%     +96.74%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2              +4.24%       +8.23%       +12.13%      +7.00%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,424      $10,823       $17,728     $19,674
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                     +10.39%       +12.45%      +7.27%
-----------------------------------------------------------------------------------------
Total Annual Operating Expenses 5             1.42%
-----------------------------------------------------------------------------------------
ADVISOR CLASS                             6-MONTH       1-YEAR        5-YEAR     10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                  +5.59%       +9.86%       +83.01%    +109.39%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2              +5.59%       +9.86%       +12.85%      +7.67%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,559      $10,986       $18,301     $20,939
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                     +12.04%       +13.16%      +7.94%
-----------------------------------------------------------------------------------------
Total Annual Operating Expenses 5             0.78%
-----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

CHANGES IN INTEREST RATES WILL AFFECT THE VALUE, SHARE PRICE AND YIELD OF THE FUND'S PORTFOLIO. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND SOCIAL, POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                           VALUE 9/1/06     VALUE 2/28/07    PERIOD* 9/1/06-2/28/07
----------------------------------------------------------------------------------------------------------
Actual                                              $1,000           $1,054.50              $4.89
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000           $1,020.03              $4.81
----------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------
Actual                                              $1,000           $1,052.40              $6.92
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000           $1,018.05              $6.80
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
Actual                                              $1,000           $1,055.90              $3.62
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000           $1,021.27              $3.56
----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.96%; C: 1.36%; and Advisor: 0.71%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

Templeton Income Trust

FINANCIAL HIGHLIGHTS

TEMPLETON GLOBAL BOND FUND

                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 FEBRUARY 28,
                                                     2007                                  YEAR ENDED AUGUST 31,
CLASS A                                           (UNAUDITED)            2006           2005         2004         2003         2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $    10.78       $    10.47     $    10.00     $   9.39     $   8.40     $   8.02
                                                 ----------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................         0.36             0.38           0.36         0.38         0.38         0.43

 Net realized and unrealized gains (losses) ...         0.22             0.43           0.62         0.85         1.11         0.50
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............         0.58             0.81           0.98         1.23         1.49         0.93
                                                 ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income and net realized foreign
  currency gains ..............................        (0.36)           (0.50)         (0.51)       (0.62)       (0.50)       (0.40)

 Net realized gains ...........................        (0.01)              --             --           --           --           --

 Tax return of capital ........................           --               --             --           --           --        (0.15)
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................        (0.37)           (0.50)         (0.51)       (0.62)       (0.50)       (0.55)
                                                 ----------------------------------------------------------------------------------
Redemption fees ...............................           -- d             -- d           -- d         -- d         --           --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period ................   $    10.99       $    10.78     $    10.47     $  10.00     $   9.39     $   8.40
                                                 ==================================================================================

Total return c ................................         5.45%            7.95%          9.86%       13.24%       18.03%       12.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $2,682,617       $1,858,368     $1,279,144     $575,480     $351,771     $224,269

Ratios to average net assets:

 Expenses .....................................         0.96% e,f        1.03% e        1.05% e      1.13% e      1.10%        1.21%

 Net investment income ........................         4.10% f          3.59%          3.41%        3.80%        4.11%        5.27%

Portfolio turnover rate .......................        21.49%           39.14%         27.92%       31.48%       63.64%       57.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 FEBRUARY 28,
                                                     2007                                  YEAR ENDED AUGUST 31,
CLASS C                                           (UNAUDITED)            2006           2005         2004         2003         2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........   $    10.79       $    10.48     $    10.01     $   9.40     $   8.41     $   8.03
                                                 ----------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................         0.34             0.34           0.32         0.34         0.34         0.40

 Net realized and unrealized gains (losses) ...         0.22             0.43           0.62         0.85         1.11         0.50
                                                 ----------------------------------------------------------------------------------
Total from investment operations ..............         0.56             0.77           0.94         1.19         1.45         0.90
                                                 ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income and net realized foreign
  currency gains ..............................        (0.34)           (0.46)         (0.47)       (0.58)       (0.46)       (0.38)

 Net realized gains ...........................        (0.01)              --             --           --           --           --

 Tax return of capital ........................           --               --             --           --           --        (0.14)
                                                 ----------------------------------------------------------------------------------
Total distributions ...........................        (0.35)           (0.46)         (0.47)       (0.58)       (0.46)       (0.52)
                                                 ----------------------------------------------------------------------------------
Redemption fees ...............................           -- d             -- d           -- d         -- d         --           --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period ................   $    11.00       $    10.79     $    10.48     $  10.01     $   9.40     $   8.41
                                                 ==================================================================================

Total return c ................................         5.24%            7.52%          9.42%       12.66%       17.67%       11.62%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $  668,578       $  467,302     $  351,391     $141,485     $ 74,102     $ 25,444

Ratios to average net assets:

 Expenses .....................................         1.36% e,f        1.42% e        1.45% e      1.53% e      1.50%        1.59%

 Net investment income ........................         3.70% f          3.20%          3.01%        3.40%        3.71%        4.89%

Portfolio turnover rate .......................        21.49%           39.14%         27.92%       31.48%       63.64%       57.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

                                                 ---------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                 FEBRUARY 28,
                                                     2007                                   YEAR ENDED AUGUST 31,
ADVISOR CLASS                                     (UNAUDITED)            2006           2005         2004         2003         2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .........    $    10.75       $    10.45     $     9.98     $   9.38     $   8.39     $   8.01
                                                 ----------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .....................          0.37             0.41           0.39         0.40         0.40         0.45

 Net realized and unrealized gains (losses) ..          0.23             0.42           0.62         0.84         1.11         0.50
                                                 ----------------------------------------------------------------------------------
Total from investment operations .............          0.60             0.83           1.01         1.24         1.51         0.95
                                                 ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income and net realized
  foreign currency gains .....................         (0.38)           (0.53)         (0.54)       (0.64)       (0.52)       (0.41)

 Net realized gains ..........................         (0.01)              --             --           --           --           --

 Tax return of capital .......................            --               --             --           --           --        (0.16)
                                                 ----------------------------------------------------------------------------------
Total distributions ..........................         (0.39)           (0.53)         (0.54)       (0.64)       (0.52)       (0.57)
                                                 ----------------------------------------------------------------------------------
Redemption fees ..............................            -- d             -- d           -- d         -- d         --           --
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period ...............    $    10.96       $    10.75     $    10.45     $   9.98     $   9.38     $   8.39
                                                 ==================================================================================

Total return c ...............................          5.59%            8.14%         10.16%       13.43%       18.35%       12.37%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............    $  673,432       $  444,064     $  268,413     $117,398     $ 50,480     $ 12,014

Ratios to average net assets:

 Expenses ....................................          0.71% e,f        0.78% e        0.80% e      0.88% e      0.85%        0.96%

 Net investment income .......................          4.35% f          3.84%          3.66%        4.05%        4.36%        5.52%

Portfolio turnover rate ......................         21.49%           39.14%         27.92%       31.48%       63.64%       57.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL
    TEMPLETON GLOBAL BOND FUND                                 AMOUNT a            VALUE
---------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 81.4%
    BONDS 80.6%
    ARGENTINA 2.2%
b,c Government of Argentina, FRN, 5.475%, 8/03/12 .......  127,245,000          $ 90,483,920
                                                                                ------------
    AUSTRALIA 1.8%
    New South Wales Treasury Corp., 8.00%, 3/01/08 ......   37,550,000 AUD        30,089,136
    Queensland Treasury Corp., Series 07G, 8.00%, 9/14/07   53,260,000 AUD        42,359,320
                                                                                ------------
                                                                                  72,448,456
                                                                                ------------
    AUSTRIA 1.0%
    Government of Austria,
       4.00%, 7/15/09 ...................................    4,400,000 EUR         5,836,172
       4.65%, 1/15/18 ...................................   23,430,000 EUR        32,708,005
                                                                                ------------
                                                                                  38,544,177
                                                                                ------------
    BRAZIL 5.7%
    Nota Do Tesouro Nacional,
       9.762%, 1/01/10 ..................................       55,000 d BRL      24,728,563
       9.762%, 1/01/12 ..................................      257,485 d BRL     112,558,352
       9.762%, 1/01/14 ..................................       78,500 d BRL      33,503,944
       10.00%, 1/01/17 ..................................       57,270 d BRL      23,829,153
     e Index Linked, 6.00%, 11/15/09 ....................       24,000 d BRL      17,691,267
     e Index Linked, 6.00%, 5/15/15 .....................       25,800 d BRL      17,958,089
                                                                                ------------
                                                                                 230,269,368
                                                                                ------------
    CANADA 5.5%
    Government of Canada,
       4.50%, 9/01/07 ...................................    2,350,000 CAD         2,012,520
       10.00%, 6/01/08 ..................................   81,845,000 CAD        75,067,927
    Province of Manitoba,
       5.75%, 6/02/08 ...................................   13,050,000 CAD        11,381,734
       6.375%, 9/01/15 ..................................   25,200,000 NZD        17,133,136
    Province of Newfoundland, 5.90%, 12/12/07 ...........    4,800,000 CAD         4,157,400
    Province of Ontario,
       5.20%, 3/08/07 ...................................   10,700,000 CAD         9,153,870
       6.125%, 9/12/07 ..................................   79,070,000 CAD        68,198,425
       3.875%, 3/08/08 ..................................   32,380,000 CAD        27,612,248
       6.25%, 6/16/15 ...................................   10,115,000 NZD         6,766,020
                                                                                ------------
                                                                                 221,483,280
                                                                                ------------
    FINLAND 0.2%
    Government of Finland,
       5.00%, 4/25/09 ...................................    2,700,000 EUR         3,652,821
       5.375%, 7/04/13 ..................................    4,400,000 EUR         6,285,541
                                                                                ------------
                                                                                   9,938,362
                                                                                ------------
    FRANCE 0.1%
    Government of France, 4.25%, 4/25/19 ................    2,800,000 EUR         3,782,523
                                                                                ------------


16 | Semiannual Report

Templeton Income Trust

-------------------------------------------------------------------------------------------
                                                           PRINCIPAL
 TEMPLETON GLOBAL BOND FUND                                 AMOUNT a              VALUE
-------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONTINUED)
 BONDS (CONTINUED)
 GERMANY 4.5%
 KfW Bankengruppe,
 b FRN, 0.325%, 8/08/11 .............................    16,170,000,000 JPY   $136,655,312
   senior note, 8.25%, 9/20/07 ......................     3,005,000,000 ISK     43,896,840
                                                                              ------------
                                                                               180,552,152
                                                                              ------------
 GREECE 0.1%
 Government of the Hellenic Republic, 6.50%, 10/22/19         1,800,000 EUR      2,893,504
                                                                              ------------
 INDONESIA 7.3%
 Government of Indonesia,
       13.15%,3/15/10 ...............................    33,650,000,000 IDR      4,108,827
       15.425%, 9/15/10 .............................    23,800,000,000 IDR      3,153,700
       10.00%,10/15/11 ..............................    12,660,000,000 IDR      1,414,138
       13.15%,1/15/12 ...............................    10,900,000,000 IDR      1,362,626
       11.00%,12/15/12 ..............................     8,700,000,000 IDR      1,007,529
       14.25%,6/15/13 ...............................   194,977,000,000 IDR     25,675,936
       14.275%, 12/15/13 ............................   301,008,000,000 IDR     39,968,474
       11.00%,10/15/14 ..............................   112,410,000,000 IDR     12,971,810
       9.50%, 6/15/15 ...............................    37,750,000,000 IDR      4,015,188
       10.75%,5/15/16 ...............................   113,310,000,000 IDR     12,889,534
       10.00%,7/15/17 ...............................   104,700,000,000 IDR     11,265,155
       15.00%,7/15/18 ...............................     1,150,000,000 IDR        164,664
       11.50%,9/15/19 ...............................   133,190,000,000 IDR     15,570,311
       11.00%,11/15/20 ..............................   401,970,000,000 IDR     45,450,788
       12.80%,6/15/21 ...............................   147,140,000,000 IDR     18,774,608
       12.90%,6/15/22 ...............................    60,210,000,000 IDR      7,714,581
       11.75%,8/15/23 ...............................    63,865,000,000 IDR      7,623,373
       11.00%,9/15/25 ...............................   219,670,000,000 IDR     24,898,254
       12.00%,9/15/26 ...............................    60,550,000,000 IDR      7,393,446
       10.25%,7/15/27 ...............................   437,220,000,000 IDR     46,324,290
       FR43, 10.25%, 7/15/22 ........................    25,000,000,000 IDR      2,676,175
                                                                              ------------
                                                                               294,423,407
                                                                              ------------
  IRAQ 1.8%
f Government of Iraq, Reg S, 5.80%, 1/15/28 .........       108,450,000         71,034,750
                                                                              ------------
  IRELAND 0.2%
  Government of Ireland, 4.25%, 10/18/07 ............         5,550,000 EUR      7,359,257
                                                                              ------------
  MALAYSIA 4.4%
  Bank Negara Monetary Note,
    3.546%,1/11/08 ..................................         3,000,000 MYR        856,494
    3.569%,2/14/08 ..................................        70,000,000 MYR     19,990,865
  Government of Malaysia,
    6.90%, 3/15/07 ..................................        44,715,000 MYR     12,781,559
    8.60%, 12/01/07 .................................       239,060,000 MYR     70,821,883
    3.135%,12/17/07 .................................        64,345,000 MYR     18,320,599


                                                          Semiannual Report | 17

Templeton Income Trust

--------------------------------------------------------------------------------------------
                                                             PRINCIPAL
  TEMPLETON GLOBAL BOND FUND                                  AMOUNT a             VALUE
--------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  MALAYSIA (CONTINUED)
  Government of Malaysia, (continued)
    6.45%, 7/01/08 ....................................       79,532,000 MYR   $ 23,565,811
    4.305%, 2/27/09 ...................................      110,540,000 MYR     31,994,293
                                                                               ------------
                                                                                178,331,504
                                                                               ------------
  MEXICO 3.9%
  Government of Mexico,
    8.00%, 12/17/15 ...................................       6,970,000 g MXN    62,377,250
    10.00%, 12/05/24 ..................................       9,020,000 g MXN    95,362,685
                                                                               ------------
                                                                                157,739,935
                                                                               ------------
  NETHERLANDS 0.0%h
  Government of the Netherlands, 5.00%, 7/15/12 .......          500,000 EUR        695,840
                                                                               ------------
  NEW ZEALAND 0.4%
  Government of New Zealand,
    7.00%, 7/15/09 ....................................        6,888,000 NZD      4,875,893
    6.00%, 11/15/11 ...................................       10,837,000 NZD      7,493,426
    6.50%, 4/15/13 ....................................        6,650,000 NZD      4,756,506
                                                                               ------------
                                                                                 17,125,825
                                                                               ------------
  PERU 1.7%
  Government of Peru,
    7.84%, 8/12/20 ....................................       74,675,000 PEN     26,809,507
    Series 7, 8.60%, 8/12/17 ..........................      110,435,000 PEN     41,230,878
                                                                               ------------
                                                                                 68,040,385
                                                                               ------------
  PHILIPPINES 0.6%
f Government of the Philippines, Reg S, 9.125%, 2/22/10       15,795,000 EUR     23,543,009
                                                                               ------------
  POLAND 7.3%
  Government of Poland,
    8.50%, 5/12/07 ....................................      166,940,000 PLN     57,000,424
    6.00%, 5/24/09 ....................................      201,820,000 PLN     70,235,903
    5.75%, 9/23/22 ....................................      465,970,000 PLN    165,025,682
                                                                               ------------
                                                                                292,262,009
                                                                               ------------
  SINGAPORE 2.8%
  Government of Singapore,
    4.00%, 3/01/07 ....................................      155,005,000 SGD    101,370,087
    2.625%, 10/01/07 ..................................       18,300,000 SGD     11,940,502
                                                                               ------------
                                                                                113,310,589
                                                                               ------------


18 | Semiannual Report

Templeton Income Trust

------------------------------------------------------------------------------------------
                                                             PRINCIPAL
TEMPLETON GLOBAL BOND FUND                                    AMOUNT a            VALUE
------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
SLOVAK REPUBLIC 1.3%
Government of Slovakia,
   4.95%, 3/05/08 ...................................       297,900,000 SKK   $ 11,526,699
   4.80%, 4/14/09 ...................................       680,500,000 SKK     26,522,501
   4.90%, 2/05/10 ...................................        18,000,000 SKK        705,642
   7.50%, 3/13/12 ...................................        59,000,000 SKK      2,602,018
   4.90%, 2/11/14 ...................................       147,000,000 SKK      5,849,154
   5.30%, 5/12/19 ...................................       120,600,000 SKK      5,072,894
                                                                              ------------
                                                                                52,278,908
                                                                              ------------
SOUTH AFRICA 0.0%h
Government of South Africa, 5.25%, 5/16/13 ..........         1,200,000 EUR      1,648,489
                                                                              ------------
SOUTH KOREA 8.8%
Government of Korea,
   5.77%, 10/09/07 ..................................    27,800,000,000 KRW     29,659,848
   4.25%, 3/10/08 ...................................    15,000,000,000 KRW     15,823,857
Korea Treasury Note,
   4.75%, 3/03/07 ...................................    92,370,000,000 KRW     98,083,353
   3.75%, 9/10/07 ...................................    26,550,000,000 KRW     28,025,524
   4.75%, 3/12/08 ...................................    96,800,000,000 KRW    102,573,510
   4.25%, 9/10/08 ...................................    74,813,330,000 KRW     78,717,486
                                                                              ------------
                                                                               352,883,578
                                                                              ------------
SUPRANATIONALi 4.8%
European Investment Bank,
   4.00%, 4/15/09 ...................................        67,500,000 SEK      9,701,052
 b senior note, FRN, 0.205%, 9/21/11 ................    20,970,000,000 JPY    177,144,564
Inter-American Development Bank, 6.00%, 12/15/17 ....        10,200,000 NZD      6,809,480
                                                                              ------------
                                                                               193,655,096
                                                                              ------------
SWEDEN 9.8%
Government of Sweden,
   8.00%, 8/15/07 ...................................     1,990,005,000 SEK    290,199,872
   6.50%, 5/05/08 ...................................       689,400,000 SEK    101,894,887
   5.00%, 1/28/09 ...................................         4,500,000 SEK        659,447
                                                                              ------------
                                                                               392,754,206
                                                                              ------------
THAILAND 1.4%
Bank of Thailand Bond,
   3.25%, 5/19/07 ...................................     1,118,545,000 THB     31,426,830
   5.25%, 11/10/07 ..................................        38,874,000 THB      1,101,417
   5.00%, 1/12/08 ...................................       318,407,000 THB      9,018,249
   5.375%, 4/07/08 ..................................        61,000,000 THB      1,736,074
   5.50%, 8/10/08 ...................................       260,035,000 THB      7,441,542


                                                          Semiannual Report | 19

Templeton Income Trust

------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL
  TEMPLETON GLOBAL BOND FUND                                            AMOUNT a            VALUE
------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  THAILAND (CONTINUED)
  Government of Thailand,
   5.60%, 7/07/07 ..............................................      131,230,000 THB   $    3,710,884
   4.125%, 2/12/08 .............................................       73,000,000 THB        2,051,648
   8.50%, 12/08/08 .............................................        8,500,000 THB          256,193
                                                                                        --------------
                                                                                            56,742,837
                                                                                        --------------
  UKRAINE 0.0%h
f Government of the Ukraine, senior note, Reg S, 10.00%, 3/15/07          102,696 EUR          136,484
                                                                                        --------------
  UNITED STATES 3.0%
  FNMA,
   2.125%, 10/09/07 ............................................   10,880,000,000 JPY       92,734,851
   1.75%, 3/26/08 ..............................................    3,050,000,000 JPY       26,062,669
                                                                                        --------------
                                                                                           118,797,520
                                                                                        --------------
  TOTAL BONDS (COST $3,100,581,234) ............................                         3,243,159,370
                                                                                        --------------
  WARRANTS 0.8%
  ARGENTINA 0.8%
j Government of Argentina, wts., 12/15/35 ......................      186,580,000           24,535,270
j Government of Argentina, wts., 12/15/35 ......................       60,730,000 EUR       10,098,882
                                                                                        --------------
  TOTAL WARRANTS (COST $24,932,403) ............................                            34,634,152
                                                                                        --------------
  TOTAL LONG TERM INVESTMENTS (COST $3,125,513,637) ............                         3,277,793,522
                                                                                        --------------
  SHORT TERM INVESTMENTS 16.2%
  FOREIGN GOVERNMENT SECURITIES 14.2%
  EGYPT 5.7%
k Egypt Certificate of Deposit, 9/12/07 ........................      117,000,000 EGP       19,649,572
k Egypt Treasury Bills, 3/06/07 - 2/12/08 ......................    1,258,800,000 EGP      209,978,877
                                                                                        --------------
                                                                                           229,628,449
                                                                                        --------------
  NORWAY 4.2%
k Norwegian Treasury Bills, 9/19/07 - 12/19/07 .................    1,069,715,000 NOK      170,191,197
                                                                                        --------------
  SWEDEN 0.6%
k Swedish Treasury Bill, 12/19/07 ..............................      166,215,000 SEK       23,130,864
                                                                                        --------------
  THAILAND 3.7%
k Thailand Treasury Bills, 4/05/07 - 1/10/08 ...................    5,394,714,000 THB      148,688,980
                                                                                        --------------
  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $556,610,596) ......                           571,639,490
                                                                                        --------------
  TIME DEPOSIT 2.0%
  UNITED STATES 2.0%
  Dresdner Bank AG, 5.07%, 3/01/07 .............................       81,580,000           81,580,000
                                                                                        --------------
  TOTAL TIME DEPOSIT (COST $81,580,000) ........................                            81,580,000
                                                                                        --------------
  TOTAL SHORT TERM INVESTMENTS (COST $638,190,596) .............                           653,219,490
                                                                                        --------------


20| Semiannual Report

Templeton Income Trust

--------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND FUND                                            VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $3,763,704,233) 97.6% ............      $ 3,931,013,012
NET UNREALIZED LOSS ON FORWARD CONTRACTS 0.0% h...........           (1,453,764)
OTHER ASSETS, LESS LIABILITIES 2.4% ......................           95,067,314
                                                                ---------------

NET ASSETS 100.0% ........................................      $ 4,024,626,562
                                                                ---------------

CURRENCY ABBREVIATIONS

AUD -  Australian Dollar
BRL -  Brazilian Real
CAD -  Canadian Dollar
EGP -  Egyptian Pound
EUR -  Euro
IDR -  Indonesian Rupiah
ISK -  Iceland Krona
JPY -  Japanese Yen
KRW -  South Korean Won
MXN -  Mexican Peso
MYR -  Malaysian Ringgit
NOK -  Norwegian Krone
NZD -  New Zealand Dollar
PEN -  Peruvian Nuevo Sol
PLN -  Polish Zloty
SEK -  Swedish Krona
SGD -  Singapore Dollar
SKK -  Slovak Koruna
THB -  Thailand Baht

SELECTED PORTFOLIO ABBREVIATIONS

FNMA - Federal National Mortgage Association
FRN  - Floating Rate Notes

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

d     Principal is stated in 100 Real units.

e     Redemption price at maturity is adjusted for inflation, see note 1(e).

f Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2007, the aggregate value of these securities was $94,714,243, representing 2.35% of net assets.

g     Principal is stated in 100 Peso units.

h     Rounds to less than 0.1% of net assets.

i A supranational organization is an entity formed by two or more central governments through international treaties.

j Warrants are linked to the Argentine Republic Gross Domestic Product (GDP) and do not pay principal over life of security or at expiration. Warrants entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked warrants.

k     The security is traded on a discount basis with no stated coupon rate.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Templeton Income Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2007 (unaudited)

                                                                         --------------
                                                                           TEMPLETON
                                                                           GLOBAL BOND
                                                                              FUND
                                                                         --------------
Assets:
 Investments in securities:
  Cost ...............................................................   $3,763,704,233
                                                                         ==============
  Value ..............................................................   $3,931,013,012
 Foreign currency, at value (cost $7,540,332) ........................        8,216,070
 Receivables:
  Investment securities sold .........................................          131,210
  Capital shares sold ................................................       43,652,160
  Interest ...........................................................       70,924,983
 Unrealized gain on forward exchange contracts (Note 7) ..............        4,074,195
                                                                         --------------
        Total assets .................................................    4,058,011,630
                                                                         --------------
Liabilities:
 Payables:
  Investment securities purchased ....................................       17,313,776
  Capital shares redeemed ............................................        6,922,779
  Affiliates .........................................................        2,717,117
 Funds advanced by custodian .........................................          166,111
 Unrealized loss on forward exchange contracts (Note 7) ..............        5,527,959
 Accrued expenses and other liabilities ..............................          737,326
                                                                         --------------
        Total liabilities ............................................       33,385,068
                                                                         --------------
           Net assets, at value ......................................   $4,024,626,562
                                                                         ==============
Net assets consist of:
 Paid-in capital .....................................................   $3,868,412,299
 Distributions in excess of net investment income ....................      (44,688,051)
 Net unrealized appreciation (depreciation) ..........................      167,107,316
 Accumulated net realized gain (loss) ................................       33,794,998
                                                                         --------------
           Net assets, at value ......................................   $4,024,626,562
                                                                         ==============
CLASS A:
 Net assets, at value ................................................   $2,682,616,536
                                                                         ==============
 Shares outstanding ..................................................      244,166,449
                                                                         ==============
 Net asset value per share a .........................................   $        10.99
                                                                         ==============
 Maximum offering price per share (net asset value per share / 95.75%)   $        11.48
                                                                         ==============
CLASS C:
 Net assets, at value ................................................   $  668,577,586
                                                                         ==============
 Shares outstanding ..................................................       60,770,134
                                                                         ==============
 Net asset value and maximum offering price per share a ..............   $        11.00
                                                                         ==============
ADVISOR CLASS:
 Net assets, at value ................................................   $  673,432,440
                                                                         ==============
 Shares outstanding ..................................................       61,431,876
                                                                         ==============
 Net asset value and maximum offering price per share a ..............   $        10.96
                                                                         ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


22 | The accompanying notes are an integral part of these financial  statements.
   | Semiannual Report

Templeton Income Trust

STATEMENT OF OPERATIONS
for the six months ended February 28, 2007 (unaudited)

                                                                            -------------
                                                                              TEMPLETON
                                                                             GLOBAL BOND
                                                                                FUND
                                                                            -------------
Investment income:
 Dividends ..............................................................   $   1,685,503
 Interest (net of foreign taxes of $2,951,207) ..........................      81,612,866
                                                                            -------------
    Net investment income ...............................................      83,298,369
                                                                            -------------
Expenses:
 Management fees (Note 3a) ..............................................       6,940,838
 Administrative fees (Note 3b) ..........................................       1,516,810
 Distribution fees (Note 3c)
  Class A ...............................................................       2,740,323
  Class C ...............................................................       1,780,097
 Transfer agent fees (Note 3e) ..........................................       1,795,299
 Custodian fees (Note 4) ................................................       1,062,613
 Reports to shareholders ................................................         119,757
 Registration and filing fees ...........................................         207,890
 Professional fees ......................................................          51,696
 Trustees' fees and expenses ............................................          23,160
 Other ..................................................................          37,282
                                                                            -------------
        Total expenses ..................................................      16,275,765
        Expense reductions (Note 4) .....................................         (27,561)
                                                                            -------------
        Net expenses ....................................................      16,248,204
                                                                            -------------
           Net investment income ........................................      67,050,165
                                                                            -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................      44,261,226
  Foreign currency transactions .........................................      (3,829,194)
                                                                            -------------
           Net realized gain (loss) .....................................      40,432,032
                                                                            -------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................      63,710,443
  Translation of assets and liabilities denominated in foreign currencies         775,808
                                                                            -------------
         Net change in unrealized appreciation (depreciation) ...........      64,486,251
                                                                            -------------
Net realized and unrealized gain (loss) .................................     104,918,283
                                                                            -------------
Net increase (decrease) in net assets resulting from operations .........   $ 171,968,448
                                                                            =============

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Templeton Income Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          ------------------------------------
                                                                                              TEMPLETON GLOBAL BOND FUND
                                                                                          ------------------------------------
                                                                                          SIX MONTHS ENDED
                                                                                          FEBRUARY 28, 2007      YEAR ENDED
                                                                                             (UNAUDITED)      AUGUST 31, 2006
                                                                                          ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................................   $    67,050,165    $    78,450,483
  Net realized gain (loss) from investments and foreign currency transactions ..........        40,432,032         53,107,607
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies ...........................        64,486,251         35,153,829
                                                                                           ----------------------------------
        Net increase (decrease) in net assets resulting from operations ................       171,968,448        166,711,919
                                                                                           ----------------------------------
 Distributions to shareholders from:
  Net investment income and net realized foreign currency gains:
    Class A ............................................................................       (73,963,567)       (70,005,507)
    Class C ............................................................................       (17,393,192)       (16,949,138)
    Advisor Class ......................................................................       (19,464,046)       (16,863,788)
  Net realized gains:
    Class A ............................................................................        (1,701,498)                --
    Class C ............................................................................          (428,181)                --
    Advisor Class ......................................................................          (437,118)                --
                                                                                           ----------------------------------
 Total distributions to shareholders ...................................................      (113,387,602)      (103,818,433)
                                                                                           ----------------------------------
 Capital share transactions: (Note 2)
    Class A ............................................................................       785,067,981        537,253,302
    Class C ............................................................................       191,773,602        105,115,264
    Advisor Class ......................................................................       219,454,458        165,495,437
                                                                                           ----------------------------------
 Total capital share transactions ......................................................     1,196,296,041        807,864,003
                                                                                           ----------------------------------
 Redemption fees .......................................................................            16,157             28,564
                                                                                           ----------------------------------
        Net increase (decrease) in net assets ..........................................     1,254,893,044        870,786,053
Net assets:
 Beginning of period ...................................................................     2,769,733,518      1,898,947,465
                                                                                           ----------------------------------
 End of period .........................................................................   $ 4,024,626,562    $ 2,769,733,518
                                                                                           ==================================
Distributions in excess of net investment income included in net assets:
 End of period .........................................................................   $   (44,688,051)   $      (917,411)
                                                                                           ==================================


24 | The accompanying notes are an integral part of these financial  statements.
   | Semiannual Report

Templeton Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of one fund, the Templeton Global Bond Fund (the Fund), which is non-diversified. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


Semiannual Report | 25

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


26 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic adjustments in the security's interest rate and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                          Semiannual Report | 27

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                    ------------------------------------------------------------
                                                        SIX MONTHS ENDED                   YEAR ENDED
                                                        FEBRUARY 28, 2007                AUGUST 31, 2006
                                                    ------------------------------------------------------------
                                                      SHARES          AMOUNT          SHARES          AMOUNT
                                                    ------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................................    84,231,384    $ 921,430,847     83,217,737    $ 883,735,153
 Shares issued in reinvestment of
  distributions .................................     4,941,411       53,999,083      4,570,590       48,252,479
 Shares redeemed ................................   (17,439,344)    (190,361,949)   (37,559,017)    (394,734,330)
                                                    ------------------------------------------------------------
 Net increase (decrease) ........................    71,733,451    $ 785,067,981     50,229,310    $ 537,253,302
                                                    ============================================================
CLASS C SHARES:
 Shares sold ....................................    19,519,427    $ 214,178,844     17,135,914    $ 182,688,928
 Shares issued in reinvestment of
  distributions .................................     1,089,220       11,918,559      1,073,271       11,347,259
 Shares redeemed ................................    (3,140,020)     (34,323,801)    (8,435,181)     (88,920,923)
                                                    ------------------------------------------------------------
 Net increase (decrease) ........................    17,468,627    $ 191,773,602      9,774,004    $ 105,115,264
                                                    ============================================================
ADVISOR CLASS SHARES:
 Shares sold ....................................    21,440,799    $ 233,681,357     19,481,341    $ 206,132,294
 Shares issued in reinvestment of
  distributions .................................     1,104,658       12,040,781        970,484       10,234,917
 Shares redeemed ................................    (2,404,747)     (26,267,680)    (4,856,486)     (50,871,774)
                                                    ------------------------------------------------------------
 Net increase (decrease) ........................    20,140,710    $ 219,454,458     15,595,339    $ 165,495,437
                                                    ============================================================


28 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------------------------
SUBSIDIARY                                                                    AFFILIATION
-----------------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                            Investment manager
Franklin Templeton Services, LLC (FT Services)                                Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                          Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)                 Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
        0.50%               Up to and including $200 million
        0.45%               Over $200 million, up to and including $1.3 billion
        0.40%               In excess of $1.3 billion

B. ADMINISTRATIVE FEES

The Fund pays its allocated share of an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
       0.150%               Up to and including $200 million
       0.135%               Over $200 million, up to and including $700 million
       0.100%               Over $700 million, up to and including $1.2 billion
       0.075%               In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.


                                                          Semiannual Report | 29

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..........................................    0.25%
Class C ..........................................    0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
 unaffiliated brokers/dealers .....................   $753,553
Contingent deferred sales charges retained ........   $ 45,219

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,795,299 of which $1,160,780 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2006, the Fund had tax basis capital losses of $3,491,599 expiring in 2010.

At February 28, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................   $ 3,801,561,135
                                                       ===============

Unrealized appreciation ............................   $   153,139,670
Unrealized depreciation ............................       (23,687,793)
                                                       ---------------
Net unrealized appreciation (depreciation) .........   $   129,451,877
                                                       ===============


30 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

5. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2007, aggregated $1,392,338,928 and $603,631,721, respectively.

7. FORWARD EXCHANGE CONTRACTS

At February 28, 2007, the Fund had the following forward exchange contracts outstanding:

                                          CONTRACT          SETTLEMENT      UNREALIZED         UNREALIZED
                                          AMOUNT a             DATE            GAIN               LOSS
-----------------------------------------------------------------------------------------------------------
 CONTRACTS TO BUY:
      980,000,000 Iceland Krona ....      13,105,108         10/09/07      $    917,906
    1,719,248,100 Japanese Yen .....      14,750,192         11/13/07           249,338
    1,913,894,500 Japanese Yen .....      16,603,579         11/20/07           107,842
       11,346,000 Romanian Lei .....       3,050,000 EUR      3/28/07           377,956
       44,877,700 Romanian Lei .....      12,200,000 EUR      4/23/07         1,264,234
      400,000,000 Indian Rupee .....      14,214,641 NZD      3/21/07                          $  (921,310)
      971,100,000 Indian Rupee .....      32,345,344 NZD     10/29/07                             (788,894)
      505,000,000 Indian Rupee .....      17,318,244 NZD     10/30/07                             (753,764)
      415,586,250 Japanese Yen .....       3,825,000          3/05/07                             (312,824)
      285,600,000 Japanese Yen .....       2,550,000          4/19/07                             (122,217)
      786,660,000 Japanese Yen .....       7,000,000          5/24/07                             (280,913)
    2,600,000,000 Japanese Yen .....      22,489,657          7/17/07                             (128,477)
      279,175,000 Japanese Yen .....       2,500,000          9/04/07                              (84,157)
    2,590,384,500 Kazakhstan Tenge .      21,285,000          1/16/08                             (311,661)
    5,108,250,000 Kazakhstan Tenge .      42,000,000          1/18/08                             (640,331)
    3,702,898,500 Kazakhstan Tenge .      30,000,000          2/06/08                              (17,933)
      987,680,000 Kazakhstan Tenge .       8,000,000          2/07/08                               (2,821)


                                                          Semiannual Report | 31

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

7. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                      CONTRACT         SETTLEMENT     UNREALIZED    UNREALIZED
                                                      AMOUNT a           DATE            GAIN         LOSS
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL:
    121,591,935 Mexican Peso ..........           5,967,732,151 CLP     8/16/07        296,789
     84,372,354 Mexican Peso ..........           4,117,033,382 CLP     8/20/07        163,637
     68,659,949 Mexican Peso ..........           3,292,519,188 CLP     9/12/07         36,546
     25,676,395 Mexican Peso ..........           1,223,993,727 CLP     9/14/07            492
    216,924,835 Mexican Peso ..........             865,703,632 INR    11/27/07         77,075
    200,215,434 Mexican Peso ..........             804,886,066 INR     1/22/08        204,913
    505,362,025 Mexican Peso ..........           2,025,238,315 INR     1/25/08        377,467
      4,940,820 Euro ..................             697,989,641 JPY     3/06/07                      (641,089)
    447,033,642 Mexican Peso ..........        1,769,627,374.51 INR     2/28/08                      (140,885)
    113,621,907 Mexican Peso ..........          450,908,536.54 INR     3/03/08                       (10,894)
     13,836,250 New Zealand Dollar ....          413,842,228.53 INR     7/27/07                      (369,789)
                                                                                    -------------------------
      Unrealized gain (loss) on forward exchange contracts                          $4,074,195    $(5,527,959)
                                                                                    -------------------------
      Net unrealized gain (loss) on forward exchange contracts                                    $(1,453,764)
                                                                                    -------------------------

a     In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

CLP - Chilean Peso
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
NZD - New Zealand Dollar

8. CREDIT RISK

The Fund has 18.79% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


32 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

10. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Fund did not participate in that settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                          Semiannual Report | 33

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

11. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


34 | Semiannual Report

Templeton Income Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 35

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                           Michigan 7
Arizona                           Minnesota 7
California 8                      Missouri
Colorado                          New Jersey
Connecticut                       New York 8
Florida 8                         North Carolina
Georgia                           Ohio 7
Kentucky                          Oregon
Louisiana                         Pennsylvania
Maryland                          Tennessee
Massachusetts 7                   Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON        One Franklin Parkway
    INVESTMENTS           San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL BOND FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

406 S2007 04/07
























ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)  (1)   The Registrant has an audit committee financial expert serving on its audit committee.

     (2)   The audit committee financial experts are David W. Niemiec and Frank
           A. Olson, they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.               N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.                N/A


ITEM 6. SCHEDULE OF INVESTMENTS.                              N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.    N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.    N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST


By  /s/JIMMY D. GAMBILL
    -----------------------
    Jimmy D. Gambill
    Chief Executive Officer - Finance and Administration
    Date:  April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/JIMMY D. GAMBILL
    -----------------------
    Jimmy D. Gambill
    Chief Executive Officer - Finance and Administration
    Date:  April 26, 2007


By  /s/GALEN G. VETTER
    -----------------------
    Galen G. Vetter
    Chief Financial Officer
    Date:  April 26, 2007